                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4570

  NAME OF REGISTRANT:                                                    VANGUARD NEW YORK TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2013 - JUNE 30, 2014

  FUND:    VANGUARD NEW YORK TAX-EXEMPT MONEY MARKET FUND

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  ISSUER:                BlackRock MuniHoldings New York Quality Fund, Inc.

  TICKER:                MHN                                   CUSIP:    09255C700

  MEETING DATE:   7/30/2013                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR PAUL L. AUDET                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR MICHAEL J. CASTELLANO           ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR RICHARD E. CAVANAGH               ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR FRANK J. FABOZZI                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR KATHLEEN F. FELDSTEIN           ISSUER             YES              FOR                   FOR

PROPOSAL #1.6: ELECT DIRECTOR JAMES T. FLYNN                       ISSUER             YES              FOR                   FOR

PROPOSAL #1.7: ELECT DIRECTOR HENRY GABBAY                           ISSUER             YES              FOR                   FOR

PROPOSAL #1.8: ELECT DIRECTOR JERROLD B. HARRIS                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.9: ELECT DIRECTOR R. GLENN HUBBARD                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.10: ELECT DIRECTOR W. CARL KESTER                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.11: ELECT DIRECTOR KAREN P. ROBARDS                  ISSUER             YES              FOR                   FOR

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  ISSUER:                Nuveen New York AMT-Free Municipal Income Fund

  TICKER:                NRK                                   CUSIP:    670656503

  MEETING DATE:   8/7/2013                                                                                                               FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR CAROLE E. STONE                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER             ISSUER             YES              FOR                   FOR

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Nuveen New York AMT-Free Municipal Income Fund

  TICKER:                NRK                                   CUSIP:    670656602

  MEETING DATE:   8/7/2013                                                                                                               FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR CAROLE E. STONE                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER             ISSUER             YES              FOR                   FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD NEW YORK TAX-FREE FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 27, 2014

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

              see File Number 2-17620. Incorporated by Reference.